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                               RYDEX DYNAMIC FUNDS

                        SUPPLEMENT DATED OCTOBER 10, 2000
              TO THE RYDEX DYNAMIC FUNDS C CLASS SHARES PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 9, 2000

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information (SAI) and should be read in conjunction with the Prospectus and SAI.

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ON NOVEMBER 30, 2000 THE RYDEX DYNAMIC FUNDS AND THE ADVISOR WILL BE MOVING TO A
NEW LOCATION. THE NEW LOCATION'S INFORMATION IS CURRENTLY INCLUDED IN THE PROSPECTUS AND SAI. UNTIL THAT DATE ALL REFERENCES TO THE ADDRESS AND PHONE AND FAX NUMBERS OF THE RYDEX DYNAMIC FUNDS, ITS OFFICERS AND TRUSTEES, AND THE ADVISOR SHOULD BE REPLACED WITH THE FOLLOWING INFORMATION:

                  ADDRESS  -    6116 Executive Boulevard
                                Suite 400
                                Rockville, MD 20852

                  PHONE -       (301) 468-8520
                                1-800-820-0888

                   FAX -        (301) 468-8585


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                          PLEASE RETAIN THIS SUPPLEMENT
                             UNTIL NOVEMBER 30, 2000